N-2 - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	[1]
Cover [Abstract]
Entity Central Index Key		0001957892
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		StepStone Private Infrastructure Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.30	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.06	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.94	1.71	1.55
Total from investment operations	2.00	1.78	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	(0.06)	—	—
Total distributions	(0.06)	(0.04)	—
Net Asset Value per share, end of period⁴	$15.24	$13.30	$11.56

Net Assets, end of period (in thousands)⁴	$1,183,567	$396,300	$85,133

Ratios to average net assets⁵
Net investment income (loss)⁶	0.41%	0.54%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	2.47%	3.23%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	2.57%	3.37%	3.51%
Total return⁴ ⁹ ¹⁰	15.06%	15.40%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness¹²	N/A	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	Distributions associated with net realized gains were less than $0.005 for the year ended March 31, 2025.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
8	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
9	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
10	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.30	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.03	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.93	1.71	1.55
Total from investment operations	1.96	1.78	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	(0.06)	—	—
Total distributions	(0.06)	(0.04)	—
Net Asset Value per share, end of period⁴	$15.20	$13.30	$11.56

Net Assets, end of period (in thousands)[4]	$35	$14	$12

Ratios to average net assets⁵
Net investment income (loss)⁶	0.19%	0.55%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	2.74%	3.32%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	2.83%	3.36%	3.51%
Total return⁴ ⁹ ¹⁰	14.76%	15.40%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness¹²	N/A	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	Distributions associated with net realized gains were less than $0.005 for the year ended March 31, 2025.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
8	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
9	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
10	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

StepStone Private Infrastructure Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 2, 2022 ("Inception") and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund commenced operations on September 11, 2023 ("Commencement of Operations").

The Fund offers an unlimited number of shares in three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted daily at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund conducts quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act (see Note 9).

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund's investment adviser ("Adviser") and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of StepStone Group LP. The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Real Assets LP serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objectives are to seek current income and long-term capital appreciation by offering investors access to a global investment portfolio of private infrastructure assets ("Infrastructure Assets") and, in select cases, the Fund may allocate a portion of its investments to other private market asset classes, including but not limited to real estate, private equity and private debt (together with Infrastructure Assets, “Private Market Assets”).

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $5,000. The minimum initial investment in any share class may be reduced at the Adviser's discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the capital share transactions for the year ended March 31, 2026 and the year ended March 31, 2025:

	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	50,933,389	$727,185,676	23,486,035	$290,782,827
Reinvestment of distributions	54,898	798,772	17,378	219,479
Repurchase of shares	(3,118,677)	(44,975,129)	(1,082,031)	(13,895,357)
Exchange of shares	—	—	—	—
Net increase (decrease)	47,869,610	$683,009,319	22,421,382	$277,106,949
Class D
Proceeds from shares issued	1,234	$17,914	85	$1,100
Reinvestment of distributions	10	140	3	38
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase (decrease)	1,244	$18,054	88	$1,138
Class S
Proceeds from shares issued	780,971	$11,089,040	4,520	$58,301
Reinvestment of distributions	2,200	31,770	3	38
Repurchase of shares	(3,509)	(51,022)	—	—
Exchange of shares	—	—	47,029	590,366
Net increase (decrease)	779,662	$11,069,788	51,552	$648,705
Class T1
Proceeds from shares issued	—	$—	46,036	$578,825
Reinvestment of distributions	—	—	3	38
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	(47,039)	(590,366)
Net increase (decrease)	—	$—	(1,000)	$(11,503)
[1]	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The Fund conducts quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase up to 5.00% of its outstanding Shares.

Rule 23c-3(b)(5) of the 1940 Act permits the Fund to repurchase up to an additional 2.00% of its outstanding Shares beyond the stated repurchase offer amount in the event that Shareholder repurchase requests exceed the offer. During the periods presented, repurchase requests were below the applicable offer amounts. Therefore, the Fund did not exercise the available option to repurchase additional Shares beyond the stated offer amount. As a result, all repurchase requests were fulfilled in full, and no pro rata reductions were necessary.

The following table summarizes the Fund’s repurchase activity:

Repurchase Request Deadline	Repurchase Offer Amount (Shares)	Shares Submitted for Repurchase (all classes)
June 14, 2024	454,425	5,025
September 16, 2024	674,086	48,905
December 16, 2024	996,941	490,508
March 14, 2025	1,287,543	537,593
June 16, 2025	1,941,369	440,896
September 15, 2025	2,610,443	530,152
December 15, 2025	3,139,338	1,608,269
March 16, 2026	3,791,857	542,869

Outstanding Securities [Table Text Block]
Assets
Non-controlled/non-affiliated investments, at fair value (cost $969,837,313)	$1,091,416,357
Cash	206,884,631
Cash denominated in foreign currency (cost $509,531)	515,419
Receivable for Fund shares sold	1,518,006
Dividend and interest receivable	781,673
Distributions receivable from investments	768,567
Prepaid expenses	133,784
Total Assets	1,302,018,437
Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(829,070)
Revolving credit facility less deferred debt issuance costs	(829,070)
Payable for investments purchased	104,214,878
Management fees payable	1,509,753
Revolving credit facility interest and fees payable	331,455
Professional fees payable	256,250
Administration fees payable	138,286
Transfer agent fees payable	97,777
Trustees' fees payable	41,647
Due to Adviser	9,615
Other accrued expenses	76,709
Total Liabilities	105,847,300
Commitments and contingencies (see Note 8)
Net Assets	$1,196,171,137

Composition of Net Assets:
Paid-in capital	$1,051,050,189
Total distributable earnings (accumulated loss)	145,120,948
Net Assets	$1,196,171,137

Class I
Net Assets	$1,183,566,594
Outstanding shares (unlimited number of shares authorized)	77,656,642
Net Asset Value Per Share	$15.24
Class D
Net Assets	$35,450
Outstanding shares (unlimited number of shares authorized)	2,332
Net Asset Value Per Share	$15.20
Class S
Net Assets	$12,569,093
Outstanding shares (unlimited number of shares authorized)	832,214
Net Asset Value Per Share	$15.10

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.30	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.06	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.94	1.71	1.55
Total from investment operations	2.00	1.78	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	(0.06)	—	—
Total distributions	(0.06)	(0.04)	—
Net Asset Value per share, end of period⁴	$15.24	$13.30	$11.56

Net Assets, end of period (in thousands)⁴	$1,183,567	$396,300	$85,133

Ratios to average net assets⁵
Net investment income (loss)⁶	0.41%	0.54%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	2.47%	3.23%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	2.57%	3.37%	3.51%
Total return⁴ ⁹ ¹⁰	15.06%	15.40%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness¹²	N/A	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	Distributions associated with net realized gains were less than $0.005 for the year ended March 31, 2025.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
8	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
9	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
10	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 15.24
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Held [Shares]		77,656,642
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.30	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.03	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.93	1.71	1.55
Total from investment operations	1.96	1.78	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	(0.06)	—	—
Total distributions	(0.06)	(0.04)	—
Net Asset Value per share, end of period⁴	$15.20	$13.30	$11.56

Net Assets, end of period (in thousands)[4]	$35	$14	$12

Ratios to average net assets⁵
Net investment income (loss)⁶	0.19%	0.55%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	2.74%	3.32%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	2.83%	3.36%	3.51%
Total return⁴ ⁹ ¹⁰	14.76%	15.40%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness¹²	N/A	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	Distributions associated with net realized gains were less than $0.005 for the year ended March 31, 2025.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
8	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
9	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
10	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.29	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.06)	0.04	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.93	1.73	1.55
Total from investment operations	1.87	1.77	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	(0.06)	—	—
Total distributions	(0.06)	(0.04)	—
Net Asset Value per share, end of period⁴	$15.10	$13.29	$11.56

Net Assets, end of period (in thousands)⁴	$12,569	$698	$12

Ratios to average net assets⁵
Net investment income (loss)⁶	(0.43)%	0.28%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	3.32%	3.51%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	3.33%	3.63%	3.51%
Total return⁴ ⁹ ¹⁰	14.10%	15.31%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness¹²	N/A	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	Distributions associated with net realized gains were less than $0.005 for the year ended March 31, 2025.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
8	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
9	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. Total return shown excludes the effect of applicable sales charges.
10	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 15.2
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Held [Shares]		2,332
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.29	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.06)	0.04	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.93	1.73	1.55
Total from investment operations	1.87	1.77	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	(0.06)	—	—
Total distributions	(0.06)	(0.04)	—
Net Asset Value per share, end of period⁴	$15.10	$13.29	$11.56

Net Assets, end of period (in thousands)⁴	$12,569	$698	$12

Ratios to average net assets⁵
Net investment income (loss)⁶	(0.43)%	0.28%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	3.32%	3.51%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	3.33%	3.63%	3.51%
Total return⁴ ⁹ ¹⁰	14.10%	15.31%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%

Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 15.1
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Held [Shares]		832,214
Class T Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class T

[1]	The Class commenced operations on September 11, 2023.
[2]	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.